OTHER RESERVES	12 Months Ended
Dec. 31, 2022
Disclosure of reserves within equity [abstract]
OTHER RESERVES
NOTE 41: OTHER RESERVES

	2022 £m	2021 £m	2020 £m
Merger reserve	7,149	7,149	7,763
Capital redemption reserve	4,932	4,479	4,462
Revaluation reserve in respect of debt securities held at fair value through other comprehensive income	50	207	99
Revaluation reserve in respect of equity shares held at fair value through other comprehensive income	57	9	(47)
Cash flow hedging reserve	(5,476)	(457)	1,629
Foreign currency translation reserve	(110)	(198)	(159)
At 31 December	6,602	11,189	13,747
The merger reserve primarily comprises the premium on shares issued in January 2009 as part of the recapitalisation of the Group and the acquisition of HBOS plc.
The capital redemption reserve represents transfers from distributable reserves in accordance with companies’ legislation upon the redemption of ordinary and preference share capital.
The revaluation reserves in respect of debt securities and equity shares held at fair value through other comprehensive income represent the cumulative after-tax unrealised change in the fair value of financial assets so classified since initial recognition; or in the case of financial assets obtained on acquisitions of businesses, since the date of acquisition.
The cash flow hedging reserve represents the cumulative after-tax gains and losses on effective cash flow hedging instruments that will be reclassified to the income statement in the periods in which the hedged item affects profit or loss.
The foreign currency translation reserve represents the cumulative after-tax gains and losses on the translation of foreign operations and exchange differences arising on financial instruments designated as hedges of the Group’s net investment in foreign operations.
Movements in other reserves were as follows:

Merger reserve	2022 £m	2021 £m	2020 £m
At 1 January	7,149	7,763	7,763
Redemption of preference shares (note 40)	–	(614)	–
At 31 December	7,149	7,149	7,763

Capital redemption reserve	2022 £m	2021 £m	2020 £m
At 1 January	4,479	4,462	4,462
Redemption of preference shares (note 40)	–	17	–
Shares cancelled under share buyback programme (see below)	453	–	–
At 31 December	4,932	4,479	4,462
On 25 February 2022 the Group commenced a share buyback programme to repurchase outstanding ordinary shares; the Group bought back and cancelled 4,529 million shares under the programme, which completed in October 2022, for a total consideration, including expenses, of £2,013 million. Upon cancellation £453 million, being the nominal value of the shares repurchased, was transferred to the capital redemption reserve.

Revaluation reserve in respect of debt securities held at fair value through other comprehensive income	2022 £m	2021 £m	2020 £m
At 1 January	207	99	123
Change in fair value	(133)	133	46
Deferred tax	31	(45)	29
Current tax	8	–	(2)
	(94)	88	73
Income statement transfers in respect of disposals (note 9)	(92)	2	(149)
Deferred tax	23	20	47
	(69)	22	(102)
Impairment recognised in the income statement	6	(2)	5
At 31 December	50	207	99

Revaluation reserve in respect of equity shares held at fair value through other comprehensive income	2022 £m	2021 £m	2020 £m
At 1 January	9	(47)	19
Change in fair value	44	61	(50)
Deferred tax	3	(4)	(16)
	47	57	(66)
Realised gains and losses transferred to retained profits	–	–	(16)
Deferred tax	1	(1)	16
	1	(1)	–
At 31 December	57	9	(47)

Cash flow hedging reserve	2022 £m	2021 £m	2020 £m
At 1 January	(457)	1,629	1,504
Change in fair value of hedging derivatives	(6,990)	(2,279)	730
Deferred tax	1,940	646	(244)
	(5,050)	(1,633)	486
Net income statement transfers	43	(621)	(496)
Deferred tax	(12)	168	135
	31	(453)	(361)
At 31 December	(5,476)	(457)	1,629

Foreign currency translation reserve	2022 £m	2021 £m	2020 £m
At 1 January	(198)	(159)	(176)
Currency translation differences arising in the year	119	(39)	4
Income statement transfers	(31)	–	13
At 31 December	(110)	(198)	(159)